Goodwill and Other Intangible Assets - Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Feb. 01, 2015	Feb. 02, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning Balance	$ 272,428	$ 272,278
Foreign exchange differences	164	150
Ending Balance	$ 272,592	$ 272,428